Jan. 31, 2025
MassMutual Select T. Rowe Price Large Cap Blend Fund | MassMutual Select T. Rowe Price Large Cap Blend Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation through investments in common stock.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fees	0.00%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.03%
Expense Reimbursement	(0.03%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	0.00%

(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.00% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$0	$7	$14	$36

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large cap companies. The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), currently defines “large cap” companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the S&P 500® Index or the Russell 1000® Index (as of December 31, 2024, between $351.61 million and $3.81 trillion). The Fund may invest up to 20% of its net assets in companies whose market capitalizations at the time of investment are outside of that capitalization range. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, warrants, and real estate investment trusts (“REITs”). The Fund typically invests most of its assets in common stocks of U.S. companies, but may invest up to 30% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, for hedging purposes, to adjust various portfolio characteristics, or as a substitute for direct investments in securities. Such derivatives may include futures contracts, swaps, and options. The Fund may also, but will not necessarily, engage in foreign currency transactions, including forward contracts, options on currencies, futures contracts, and swap contracts, to seek to hedge or to attempt to protect against adverse changes in currency exchange rates or otherwise to adjust the currency exposures within the Fund’s portfolio. Use of derivatives by the Fund may create investment leverage. The Fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund expects to allocate a portion of its assets to a passively managed strategy that uses a full replication approach to invest substantially all of the strategy’s assets in all of the stocks in the strategy’s index in proportion to each stock’s weighting in the index. As of the date of this Prospectus, the relevant index for this passively managed strategy was the S&P 500 Index*. Because a portion of the Fund’s investments passively track the index, the Fund will be exposed to index fund risk.
The Fund’s holdings will be widely diversified by industry and issuer. T. Rowe Price may employ a growth or value approach in selecting investments. For example, T. Rowe Price may seek to identify companies whose price/earnings ratios are attractive relative to the underlying earnings growth rates (e.g., emerging growth companies) and/or companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation.
T. Rowe Price generally looks for companies with one or more of the following: strong cash flow; an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; occupation of a lucrative

*
The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

niche in the economy and the ability to expand even during times of slow economic growth; low price/earnings, price/book value, price/sales, or price/cash flow ratios relative to the S&P 500 Index, a company’s peers, or a company’s own historical norm; low stock price relative to a company’s underlying asset values; companies that may benefit from restructuring activity and/or a sound balance sheet and other positive financial characteristics; and a seasoned management team with a track record of providing superior financial results.
In pursuing the Fund’s investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria described above, when it believes there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).
T. Rowe Price may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000 Index). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Class I Shares

Highest Quarter:	2Q ’20,	22.13%	Lowest Quarter:	1Q ’20,	–19.88%

Average Annual Total Returns (for the periods ended December 31, 2024)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

		One Year	Five Years	Since Inception (02/09/18)
Class I	Return Before Taxes	24.07%	13.49%	12.95%
	Return After Taxes on Distributions	18.26%	10.58%	10.77%
	Return After Taxes on Distributions and Sales of Fund Shares	17.81%	10.22%	10.11%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)(1)		25.02%	14.53%	14.62%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		24.51%	14.28%	14.38%

(1)
Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.